CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jul. 09, 2021	Dec. 31, 2020
Cash Flows From Operating Activities
Net income (loss)	$ (247,084)	$ 6,131	$ 10,624
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	43,389	1,782	3,338
Goodwill impairment	224,701
Provision for losses	1,217	1,172	1,350
Change in fair value of warrant liabilities	(22,583)	5,504	5,510
Change in fair value of contract derivatives, net	(638)	662	(1,435)
Other expense (income)	181	(616)	634
Share-based payment arrangements	29,646	18	126
Deferred income tax expense (benefit)	(5,524)
Increase (decrease) in operating capital:
Increase in advances	(24,219)	(7,314)	(17,877)
Decrease (increase) in due from affiliates	1,839	(1,839)
Decrease (increase) in other assets	(16,367)	2,129	(3,000)
Increase (decrease) in accounts payable and accrued expenses	(3,476)	2,327	6,918
Increase (decrease) in funding commitments	1,263	3,100	(1,123)
Increase (decrease) in due to affiliates	(761)	761
Increase (decrease) in other liabilities	(149)	539	(40)
Net cash provided by (used in) operating activities	(18,565)	14,356	5,025
Cash Flows From Investing Activities
Return of investments in loan pool participation and loan principal repayments	710	832	1,316
Payments to acquire loans and participations in loan pools	(716)	(1,170)	(2,839)
Payments to acquire property and equipment	(3,436)	(1,066)	(3,280)
Payments to acquire Sunlight Financial LLC, net of cash acquired	(304,570)
Net cash used in investing activities	(308,012)	(1,404)	(4,803)
Cash Flows From Financing Activities
Proceeds from borrowings under line of credit		20,746	8,713
Repayments of borrowings under line of credit		(14,758)	(5,899)
Proceeds from issuance of private placement	250,000
Payments of stock issuance costs	(19,618)
Payments for share-based payment tax withholding	(26,424)
Payment of capital distributions		(7,522)	(1,987)
Payment of debt issuance costs		(491)
Net cash provided by (used in) financing activities	203,958	(2,025)	827
Net Increase (Decrease) in Cash, Cash Equivalents, and Restricted Cash	(122,619)	10,927	1,049
Cash, Cash Equivalents, and Restricted Cash, Beginning of Period	216,519	52,705	51,656
Cash, Cash Equivalents, and Restricted Cash, End of Period	93,900	216,519	52,705
Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	527	537	713
Noncash Investing and Financing Activities
Distributions declared, but not paid			7,522
Preferred dividends, paid in-kind		58,709	33,650
Change in temporary equity redemption value		195,665	$ 502,076
Capital expenditures incurred but not yet paid	1,156
Predecessor
Cash Flows From Financing Activities
Cash, Cash Equivalents, and Restricted Cash, Beginning of Period	$ 63,632
Cash, Cash Equivalents, and Restricted Cash, End of Period		$ 63,632